Repurchase of shares	6 Months Ended
Jun. 30, 2020
Share Repurchase Program [Abstract]
Repurchase of shares
20	Repurchase of shares
(a)	2018 Share Repurchase Program

In November 2018, the board of directors of the Company authorized a share repurchase program (the “2018 Share Repurchase Program”) whereby the Company may repurchase up to US$10,000 of the common shares or ADSs of the Company from November 28, 2018 to November 27, 2019. The share repurchases may be made on the open market at prevailing market prices, in negotiated transactions off the market, and/or in other legally permissible means from time to time as market conditions warrant in compliance with applicable requirements of Rule 10b5-1 and/or Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended, at times and in such amounts as the Company deems appropriate. The Company has publicly announced the 2018 Share Repurchase Program on November 28, 2018.

The following table is a summary of the shares repurchased by the Company during 2018 and 2019 under the 2018 Share Repurchase Program. All shares were purchased through publicly purchasing from the open market pursuant to the 2018 Share Repurchase Program.

Period	Total number of ADSs purchased as part of the publicly announced plan	Average price paid per ADS

March 2019	13,240	3.721
May 2019	5,300	3.844
June 2019	107,034	3.855
For the six months ended June 30, 2019	125,574

During the six months ended June 30, 2019, 28,011 ADSs were repurchased at an aggregate consideration of US$482 under the Repurchase Program.

(b)	2020 Share Repurchase Program

In January 2020, the board of directors of the Company authorized a share repurchase program (the “2020 Share Repurchase Program”) whereby the Company may repurchase up to US$10,000 of the common shares or ADSs of the Company over the 12-month period ending on December 29, 2020. The share repurchases may be made on the open market at prevailing market prices, in negotiated transactions off the market, and/or in other legally permissible means from time to time as market conditions warrant in compliance with applicable requirements of Rule 10b5-1 and/or Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended, at times and in such amounts as the Company deems appropriate. The Company has publicly announced the 2020 Share Repurchase Program on January 15, 2020.

The following table is a summary of the shares repurchased by the Company during 2020 under the 2020 Share Repurchase Program. All shares were purchased through publicly purchasing from the open market pursuant to the 2020 Share Repurchase Program.

Period	Total number of ADSs purchased as part of the publicly announced plan	Average price paid per ADS

June 2020	128,266	5.28
For the six months ended June 30, 2020	128,266
20	Repurchase of shares (Continued)
(b)	2020 Share Repurchase Program (Continued)

During the six months ended June 30, 2020, 128,266 ADSs were repurchased at an aggregate consideration of US$677 under the Repurchase Program, respectively. The remaining unused amount of US$9,323 will no longer be available for repurchase after December 29, 2020.